COMMITMENTS AND CONTINGENCIES LIABILITIES (Details Narrative) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 28, 2019 USD ($)	Jan. 28, 2019 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Research and development expenses, net			$ 11,534	$ 10,170	$ 8,563
Royalty, description			Magna obtained grants from the Israeli Innovation Authority (the “IIA”) for participation in research and development programs for the years 2011 through 2013, and, in return, further to an acquisition transaction between the Company and Magna, the Company is obligated to pay royalties amounting to 3% to 5% of its future sales up to the amount of the grant.
Grants receivable			$ 603	$ 683	$ 661
Magna [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development expenses, net	$ 67	₪ 235,000